Segmental Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 Segment	Dec. 31, 2016 USD ($) Segment
Disclosure Of Operating Segments [Abstract]
Number of reportable Segments | Segment	1	1
Interest revenue reclassified from revenue to income (loss) from investments | $		$ 650
Minimum
Disclosure Of Operating Segments [Line Items]
Percentage consolidated revenue generated	5.00%	5.00%